Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Net loss	€ (31)	€ (4)	€ (552)
Adjustments
Depreciation and amortization	171	155	140
Finance costs-net	243	167	155
Income tax expense / (benefit)	80	69	(32)
Share of loss of joint-ventures	29	14	3
Unrealized (gains) / losses on derivatives-net and from remeasurement of monetary assets and liabilities-net	(54)	(74)	23
Losses on disposal	3	10	5
Impairment			457
Other-net	7	(14)	5
Interest paid	(185)	(174)	(143)
Income tax paid	(18)	(14)	(9)
Change in trade working capital
Inventories	(99)	(42)	149
Trade receivables	(91)	28	343
Margin calls			1
Trade payables	124	(18)	(161)
Change in provisions and pension obligations	(7)	(5)	(20)
Other working capital	(12)	(10)	4
Net cash flows from operating activities	160	88	368
Purchases of property, plant and equipment	(276)	(355)	(350)
Acquisition of subsidiaries net of cash acquired		21	(348)
Proceeds from disposals net of cash	2	(5)	4
Equity contribution and loan to joint-ventures	(41)	(37)	(34)
Other investing activities	23	11	6
Net cash flows (used in) / from investing activities	(292)	(365)	(722)
Net proceeds received from issuance of shares	259
Proceeds from issuance of Senior Notes	1,440	375
Repayment of Senior Notes	(1,559)	(148)
Proceeds / (Repayments) from revolving credit facilities and other loans	29	(69)	(211)
Payment of deferred financing costs and exit fees	(118)	(19)	(2)
Transactions with non-controlling interests		(2)	3
Other financing activities	10	8	45
Net cash flows from / (used in) financing activities	61	145	(165)
Net (decrease) / increase in cash and cash equivalents	(71)	(132)	(519)
Cash and cash equivalents-beginning of period	347	472	991
Cash and cash equivalents classified as held for sale-beginning of period		4
Effect of exchange rate changes on cash and cash equivalents	(7)	3	4
Cash and cash equivalents-end of period	269	347	476
Less: cash and cash equivalents classified as held for sale			(4)
Cash and cash equivalents as reported in the Consolidated Statement of Financial Position	€ 269	€ 347	€ 472